SCHEDULE OF REVENUE DISAGGREGATED BY SERVICE (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024 [1]	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Total revenue	$ 247,212		$ 6,866,558	$ 872,212	$ 3,666,000	$ 3,666,000
IT Hardware Sales [Member]
Total revenue				625,000	3,666,000
Billing Service Revenue [Member]
Total revenue	$ 247,212			$ 247,212

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable